Segment Information - Schedule of Revenue from External Customers Based on Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total revenue	$ 4,089	$ 3,115	$ 4,032
United States
Segment Reporting Information [Line Items]
Total revenue	2,126	1,666	2,116
Italy
Segment Reporting Information [Line Items]
Total revenue	1,307	896	990
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	72	64	74
Rest of Europe
Segment Reporting Information [Line Items]
Total revenue	217	209	323
All other
Segment Reporting Information [Line Items]
Total revenue	$ 368	$ 280	$ 530